CONSOLIDATED BALANCE SHEETS UNAUDITED (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 356,001	$ 444,620
Restricted cash	5	1,066
Accounts receivable, less allowances of $202,602 (2012-$264,105)	695,684	822,055
Inventory, Net	512,418	374,620
Deferred Tax Assets, Net of Valuation Allowance, Current	135,094	136,186
Other current assets	265,531	252,498
Assets of Disposal Group, Including Discontinued Operation, Current	49,995	57,814
Total current assets	2,014,728	2,088,859
Properties and equipment, at cost less accumulated depreciation of $263,603 (2012-$267,647)	305,888	272,860
Goodwill	4,057,456	4,061,303
Identifiable intangible assets, less accumulated amortization of $227,657 (2012-$204,741)	129,974	165,099
Other noncurrent assets	96,722	163,264
Assets of Disposal Group, Including Discontinued Operation, Noncurrent	87,078	237,879
Total noncurrent assets	4,677,118	4,900,405
Total assets	6,691,846	6,989,264
Current liabilities:
Accounts payable	181,022	192,080
Accrued employee compensation	50,240	71,401
Current debt	527,204	27,713
Other current liabilities	355,845	174,057
Liabilities of Disposal Group, Including Discontinued Operation, Current	18,846	16,763
Total current liabilities	1,133,157	482,014
Long-term debt, notes and convertible debentures	1,418,819	2,030,030
Deferred income tax liabilities	1,012,733	914,660
Other noncurrent liabilities	53,835	53,874
Liabilities of Disposal Group, Including Discontinued Operation, Noncurrent	1,398	2,974
Total noncurrent liabilities	2,486,785	3,001,538
Total liabilities	3,619,942	3,483,552
Temporary Equity, Liquidation Preference	331,101	0
Stockholders' equity:
Preferred stock, no par value, 1,000,000 shares authorized, none issued and outstanding	0	0
Common stock, $1 par value, 200,000,000 shares authorized, 134,623,736 shares issued (2012-133,503,156 shares issued)	134,624	133,503
Paid in capital	2,047,195	2,419,970
Retained earnings	1,693,799	1,801,075
Treasury stock, at cost- 34,013,923 shares (2011-28,851,671 shares )	(1,132,274)	(846,016)
Accumulated other comprehensive income	(2,541)	(2,820)
Total stockholders' equity	2,740,803	3,505,712
Total liabilities and stockholders' equity	$ 6,691,846	$ 6,989,264